Consolidated Statements of Income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest and similar income		R$ 124,417,705	R$ 122,053,139	R$ 126,232,328
Interest and similar expenses		(58,617,986)	(55,244,669)	(75,589,415)
Net interest income		65,799,719	66,808,470	50,642,913
Fee and commission income		25,337,676	23,831,590	22,748,828
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss		(1,090,917)	(11,676,573)	0
Net gains/(losses) on financial instruments classified as held for trading		0	0	9,623,108
Net gains/(losses) on financial assets at fair value through other comprehensive income		655,832	1,073,563	0
Net gains/(losses) on financial instruments classified as available for sale		0	0	570,358
Losses on investments held-to-maturity		0	0	(54,520)
Net gains/(losses) on foreign currency transactions		323,774	1,096,826	1,422,957
Gross profit from insurance and pension plans		8,254,939	7,656,872	6,239,990
Other operating income		8,143,628	(1,849,312)	17,801,893
Impairment of loans and advances		0	0	(16,860,835)
Expected loss on loans and advances		(12,532,133)	(15,091,975)	0
Expected loss on other financial assets		(1,472,394)	(1,172,860)	0
Personnel expenses	[1]	(24,526,318)	(18,871,462)	(20,723,265)
Other administrative expenses		(16,489,578)	(16,873,962)	(16,882,461)
Depreciation and amortization		(5,865,768)	(4,808,255)	(4,568,568)
Other operating income/(expenses)		(26,214,836)	(14,210,594)	(10,133,357)
Other operating expense		(87,101,027)	(71,029,108)	(69,168,486)
Income before income taxes and share of profit of associates and joint ventures		12,179,996	17,761,640	22,025,148
Share of profit of associates and joint ventures	[2]	1,201,082	1,680,375	1,718,411
Income before income taxes		13,381,078	19,442,015	23,743,559
Income tax and social contribution		7,792,129	(2,693,576)	(6,428,956)
Net Income		21,173,207	16,748,439	17,314,603
Attributable to shareholders:
Shareholders of the parent		21,023,023	16,583,915	17,089,364
Non-controlling interest		R$ 150,184	R$ 164,524	R$ 225,239
Common shares
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
- Earnings per		R$ 2.49	R$ 1.97	R$ 2.03
Preferred shares
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
- Earnings per		R$ 2.74	R$ 2.16	R$ 2.23

[1]	In 2019, it includes R$1,819,232 thousand related to the Voluntary Severance Program (PDV);
[2]	In 2019, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Industria de Equipamentos para Automacao S.A;